PARENT COMPANY CONDENSED FINANCIAL STATEMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 22,281	$ 16,346	$ 19,384
Other	1,324	853
Total assets	220,926	221,340
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	186,542	198,488
Stockholders' equity	34,384	22,852	22,546
Total liabilities and stockholders' equity	220,926	221,340
Parent Company
ASSETS
Cash and cash equivalents	5,616	307	339
Investment in bank subsidiary	28,204	22,943
Other	1,249	155
Total assets	35,069	23,405
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities	685	553
Stockholders' equity	34,384	22,852
Total liabilities and stockholders' equity	$ 35,069	$ 23,405